CM-STIT-PRO-1-SUP-1 040115

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Liquid Assets Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.20
Fee Waiver and/or Expense Reimbursement[2]		0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.18

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.18% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$18	$62	$111	$253”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – STIC Prime Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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CM-STIT-PRO-1-SUP-1 040115

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[1]		0.07
Total Annual Fund Operating Expenses		0.22
Fee Waiver and/or Expense Reimbursement[2]		0.04
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.18

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.18% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$18	$67	$120	$276”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Treasury Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees		0.15%

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Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.05
Total Annual Fund Operating Expenses	0.20
Fee Waiver and/or Expense Reimbursement[2]	0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.18% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$18	$62	$111	$253”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government & Agency Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[1]		0.06
Total Annual Fund Operating Expenses		0.16

[1]	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$16	$52	$90	$205”

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CM-STIT-PRO-1-SUP-1 040115

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government TaxAdvantage Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[1]		0.16
Total Annual Fund Operating Expenses		0.36
Fee Waiver and/or Expense Reimbursement[2]		0.18
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.18

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.18% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$18	$97	$184	$438”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Tax-Free Cash Reserve Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CM-STIT-PRO-1-SUP-1 040115	4

CM-STIT-PRO-1-SUP-1 040115

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional
Management Fees[1]		0.20%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[2]		0.10
Total Annual Fund Operating Expenses		0.30
Fee Waiver and/or Expense Reimbursement[3]		0.10
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.20% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$86	$159	$371”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfiolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio- Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.85%	15.12%	20.65%	26.44%	32.51%	38.87%	45.54%	52.52%	59.84%
End of Year Balance	$10,482.00	$10,985.14	$11,512.42	$12,065.02	$12,644.14	$13,251.06	$13,887.11	$14,553.69	$15,252.27	$15,984.38

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CM-STIT-PRO-1-SUP-1 040115

Estimated Annual Expenses	$18.43	$21.47	$22.50	$23.58	$24.71	$25.90	$27.14	$28.44	$29.81	$31.24

STIC Prime Portfolio – Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.83%	15.08%	20.58%	26.34%	32.38%	38.71%	45.34%	52.29%	59.57%
End of Year Balance	$10,482.00	$10,983.04	$11,508.03	$12,058.11	$12,634.49	$13,238.42	$13,871.22	$14,534.26	$15,229.00	$15,956.94
Estimated Annual Expenses	$18.43	$23.61	$24.74	$25.92	$27.16	$28.46	$29.82	$31.25	$32.74	$34.30

Treasury Portfolio – Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.85%	15.12%	20.65%	26.44%	32.51%	38.87%	45.54%	52.52%	59.84%
End of Year Balance	$10,482.00	$10,985.14	$11,512.42	$12,065.02	$12,644.14	$13,251.06	$13,887.11	$14,553.69	$15,252.27	$15,984.38
Estimated Annual Expenses	$18.43	$21.47	$22.50	$23.58	$24.71	$25.90	$27.14	$28.44	$29.81	$31.24

Government & Agency Portfolio- Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.84%	9.91%	15.23%	20.81%	26.66%	32.79%	39.22%	45.95%	53.02%	60.42%
End of Year Balance	$10,484.00	$10,991.43	$11,523.41	$12,081.14	$12,665.87	$13,278.90	$13,921.60	$14,595.40	$15,301.82	$16,042.43
Estimated Annual Expenses	$16.39	$17.18	$18.01	$18.88	$19.80	$20.76	$21.76	$22.81	$23.92	$25.08

Government TaxAdvantage – Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.18%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.68%	14.77%	20.10%	25.67%	31.50%	37.60%	43.99%	50.67%	57.66%
End of Year Balance	$10,482.00	$10,968.36	$11,477.30	$12,009.84	$12,567.10	$13,150.21	$13,760.38	$14,398.87	$15,066.97	$15,766.08
Estimated Annual Expenses	$18.43	$38.61	$40.40	$42.28	$44.24	$46.29	$48.44	$50.69	$53.04	$55.50

Tax-Free Cash Reserve Portfolio – Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.20%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

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Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.80%	9.73%	14.88%	20.28%	25.94%	31.85%	38.05%	44.54%	51.33%	58.45%
End of Year Balance	$10,480.00	$10,972.56	$11,488.27	$12,028.22	$12,593.55	$13,185.44	$13,805.16	$14,454.00	$15,133.34	$15,844.61
Estimated Annual Expenses	$20.48	$32.18	$33.69	$35.27	$36.93	$38.67	$40.49	$42.39	$44.38	$46.47

[1]	Your actual expenses may be higher or lower than those shown.”

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CM-STIT-PRO-2-SUP-1 040115

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Corporate Class shares of the Funds listed below:

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Liquid Assets Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Corporate
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Corporate
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.03
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.23
Fee Waiver and/or Expense Reimbursement[2]		0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.21

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.21% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate Class	$22	$72	$127	$291”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – STIC Prime Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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	Class:	Corporate
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Corporate
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.03
Other Expenses[1]		0.07
Total Annual Fund Operating Expenses		0.25
Fee Waiver and/or Expense Reimbursement[2]		0.04
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.21

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.21% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate Class	$22	$76	$137	$314”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Treasury Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Corporate
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Corporate
Management Fees		0.15%

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Distribution and/or Service (12b-1) Fees	0.03
Other Expenses[1]	0.05
Total Annual Fund Operating Expenses	0.23
Fee Waiver and/or Expense Reimbursement[2]	0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.21

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.21% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate Class	$22	$72	$127	$291”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government & Agency Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Corporate
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Corporate
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		0.03
Other Expenses[1]		0.06
Total Annual Fund Operating Expenses		0.19

[1]	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate Class	$19	$61	$107	$243”

CM-STIT-PRO-2-SUP-1 040115	3

CM-STIT-PRO-2-SUP-1 040115

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government TaxAdvantage Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Corporate
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Corporate
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		0.03
Other Expenses[1]		0.16
Total Annual Fund Operating Expenses		0.39
Fee Waiver and/or Expense Reimbursement[2]		0.18
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.21

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.21% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate Class	$22	$107	$201	$475”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Tax-Free Cash Reserve Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Corporate
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CM-STIT-PRO-2-SUP-1 040115	4

CM-STIT-PRO-2-SUP-1 040115

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Corporate
Management Fees[1]		0.20%
Distribution and/or Service (12b-1) Fees		0.03
Other Expenses[2]		0.10
Total Annual Fund Operating Expenses		0.33
Fee Waiver and/or Expense Reimbursement[3]		0.10
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.23

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.23% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate Class	$24	$96	$175	$408”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfiolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio- Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.21%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.79%	9.79%	15.03%	20.51%	26.26%	32.28%	38.59%	45.20%	52.13%	59.39%
End of Year Balance	$10,479.00	$10,978.85	$11,502.54	$12,051.21	$12,626.05	$13,228.32	$13,859.31	$14,520.40	$15,213.02	$15,938.68

CM-STIT-PRO-2-SUP-1 040115	5

CM-STIT-PRO-2-SUP-1 040115

Estimated Annual Expenses	$21.50	$24.68	$25.85	$27.09	$28.38	$29.73	$31.15	$32.64	$34.19	$35.82

STIC Prime Portfolio – Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.21%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.79%	9.77%	14.98%	20.44%	26.16%	32.16%	38.43%	45.01%	51.90%	59.11%
End of Year Balance	$10,479.00	$10,976.75	$11,498.15	$12,044.31	$12,616.42	$13,215.69	$13,843.44	$14,501.00	$15,189.80	$15,911.32
Estimated Annual Expenses	$21.50	$26.82	$28.09	$29.43	$30.83	$32.29	$33.82	$35.43	$37.11	$38.88

Treasury Portfolio – Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.21%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.79%	9.79%	15.03%	20.51%	26.26%	32.28%	38.59%	45.20%	52.13%	59.39%
End of Year Balance	$10,479.00	$10,978.85	$11,502.54	$12,051.21	$12,626.05	$13,228.32	$13,859.31	$14,520.40	$15,213.02	$15,938.68
Estimated Annual Expenses	$21.50	$24.68	$25.85	$27.09	$28.38	$29.73	$31.15	$32.64	$34.19	$35.82

Government & Agency Portfolio- Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.81%	9.85%	15.14%	20.67%	26.48%	32.56%	38.94%	45.62%	52.62%	59.97%
End of Year Balance	$10,481.00	$10,985.14	$11,513.52	$12,067.32	$12,647.76	$13,256.12	$13,893.74	$14,562.02	$15,262.46	$15,996.58
Estimated Annual Expenses	$19.46	$20.39	$21.37	$22.40	$23.48	$24.61	$25.79	$27.03	$28.33	$29.70

Government TaxAdvantage – Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.21%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.79%	9.62%	14.67%	19.96%	25.49%	31.28%	37.33%	43.66%	50.28%	57.21%
End of Year Balance	$10,479.00	$10,962.08	$11,467.43	$11,996.08	$12,549.10	$13,127.62	$13,732.80	$14,365.88	$15,028.15	$15,720.95
Estimated Annual Expenses	$21.50	$41.81	$43.74	$45.75	$47.86	$50.07	$52.38	$54.79	$57.32	$59.96

Tax-Free Cash Reserve Portfolio – Corporate Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.23%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.77%	9.66%	14.78%	20.14%	25.76%	31.63%	37.77%	44.21%	50.94%	57.99%

CM-STIT-PRO-2-SUP-1 040115	6

CM-STIT-PRO-2-SUP-1 040115

End of Year Balance	$10,477.00	$10,966.28	$11,478.40	$12,014.44	$12,575.52	$13,162.79	$13,777.50	$14,420.90	$15,094.36	$15,799.27
Estimated Annual Expenses	$23.55	$35.38	$37.03	$38.76	$40.57	$42.47	$44.45	$46.53	$48.70	$50.97

[1]	Your actual expenses may be higher or lower than those shown.”

CM-STIT-PRO-2-SUP-1 040115	7

CM-STIT-PRO-3-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Cash Management Class shares of the Funds listed below:

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Liquid Assets Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Cash Management
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Cash Management
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.10
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.30
Fee Waiver and/or Expense Reimbursement[2,3]		0.04
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.26

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.26% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$27	$92	$165	$377”

CM-STIT-PRO-3-SUP-1 040116	1

CM-STIT-PRO-3-SUP-1 040116

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – STIC Prime Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Cash Management
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Cash Management
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.10
Other Expenses[1]		0.07
Total Annual Fund Operating Expenses		0.32
Fee Waiver and/or Expense Reimbursement[2,3]		0.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.26

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.26% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$27	$97	$174	$400”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Treasury Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Cash Management
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

CM-STIT-PRO-3-SUP-1 040116	2

CM-STIT-PRO-3-SUP-1 040116

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Cash Management
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.10
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.30
Fee Waiver and/or Expense Reimbursement[2,3]		0.04
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.26

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.26% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$27	$92	$165	$377”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government & Agency Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Cash Management
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Cash Management
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		0.10
Other Expenses[1]		0.06

CM-STIT-PRO-3-SUP-1 040116	3

CM-STIT-PRO-3-SUP-1 040116

Total Annual Fund Operating Expenses	0.26
Fee Waiver and/or Expense Reimbursement[2]	0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$25	$82	$144	$329”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government TaxAdvantage Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Cash Management
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Cash Management
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		0.10
Other Expenses[1]		0.16
Total Annual Fund Operating Expenses		0.46
Fee Waiver and/or Expense Reimbursement[2,3]		0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.26

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.26% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating

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expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$27	$127	$238	$560”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Tax-Free Cash Reserve Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Cash Management
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Cash Management
Management Fees[1]		0.20%
Distribution and/or Service (12b-1) Fees		0.10
Other Expenses[2]		0.10
Total Annual Fund Operating Expenses		0.40
Fee Waiver and/or Expense Reimbursement[3,4]		0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.28

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.28% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Class	$29	$116	$212	$493”

CM-STIT-PRO-3-SUP-1 040116	5

CM-STIT-PRO-3-SUP-1 040116

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio- Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.26%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.74%	9.66%	14.82%	20.21%	25.86%	31.78%	37.97%	44.46%	51.25%	58.36%
End of Year Balance	$10,474.00	$10,966.28	$11,481.69	$12,021.33	$12,586.34	$13,177.89	$13,797.25	$14,445.72	$15,124.67	$15,835.53
Estimated Annual Expenses	$26.62	$32.16	$33.67	$35.25	$36.91	$38.65	$40.46	$42.36	$44.36	$46.44

STIC Prime Portfolio – Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.26%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.74%	9.64%	14.77%	20.14%	25.77%	31.65%	37.81%	44.26%	51.02%	58.08%
End of Year Balance	$10,474.00	$10,964.18	$11,477.31	$12,014.44	$12,576.72	$13,165.31	$13,781.45	$14,426.42	$15,101.58	$15,808.33
Estimated Annual Expenses	$26.62	$34.30	$35.91	$37.59	$39.35	$41.19	$43.11	$45.13	$47.24	$49.46

Treasury Portfolio – Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.26%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.74%	9.66%	14.82%	20.21%	25.86%	31.78%	37.97%	44.46%	51.25%	58.36%
End of Year Balance	$10,474.00	$10,966.28	$11,481.69	$12,021.33	$12,586.34	$13,177.89	$13,797.25	$14,445.72	$15,124.67	$15,835.53
Estimated Annual Expenses	$26.62	$32.16	$33.67	$35.25	$36.91	$38.65	$40.46	$42.36	$44.36	$46.44

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CM-STIT-PRO-3-SUP-1 040116

Government & Agency Portfolio- Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.24%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.76%	9.73%	14.93%	20.37%	26.08%	32.06%	38.32%	44.87%	51.74%	58.93%
End of Year Balance	$10,476.00	$10,972.56	$11,492.66	$12,037.41	$12,607.99	$13,205.61	$13,831.55	$14,487.17	$15,173.86	$15,893.10
Estimated Annual Expenses	$24.57	$27.88	$29.20	$30.59	$32.04	$33.56	$35.15	$36.81	$38.56	$40.39

Government TaxAdvantage – Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.26%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.74%	9.50%	14.47%	19.66%	25.10%	30.78%	36.71%	42.92%	49.41%	56.19%
End of Year Balance	$10,474.00	$10,949.52	$11,446.63	$11,966.30	$12,509.57	$13,077.51	$13,671.23	$14,291.90	$14,940.75	$15,619.06
Estimated Annual Expenses	$26.62	$49.27	$51.51	$53.85	$56.29	$58.85	$61.52	$64.32	$67.24	$70.29

Tax-Free Cash Reserve Portfolio – Cash Management Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.28%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.72%	9.54%	14.58%	19.85%	25.36%	31.13%	37.16%	43.47%	50.07%	56.97%
End of Year Balance	$10,472.00	$10,953.71	$11,457.58	$11,984.63	$12,535.92	$13,112.58	$13,715.76	$14,346.68	$15,006.63	$15,696.93
Estimated Annual Expenses	$28.66	$42.85	$44.82	$46.88	$49.04	$51.30	$53.66	$56.12	$58.71	$61.41

[1]	Your actual expenses may be higher or lower than those shown.”

CM-STIT-PRO-3-SUP-1 040116	7

CM-STIT-PRO-4-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Resource Class shares of the Funds listed below:

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Resource Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Liquid Assets Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Resource
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Resource
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.20
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.40
Fee Waiver and/or Expense Reimbursement[2]		0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.38

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.38% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Class	$39	$126	$222	$503”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – STIC Prime Portfolio - Fees and Expenses of the Fund” in the prospectus:

CM-STIT-PRO-4-SUP-1 040116	1

CM-STIT-PRO-4-SUP-1 040116

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Resource
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Resource
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.20
Other Expenses[1]		0.07
Total Annual Fund Operating Expenses		0.42
Fee Waiver and/or Expense Reimbursement[2,3]		0.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.34

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.34% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Class	$35	$127	$227	$522”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Treasury Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Resource
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CM-STIT-PRO-4-SUP-1 040116	2

CM-STIT-PRO-4-SUP-1 040116

	Class:	Resource
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.20
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.40
Fee Waiver and/or Expense Reimbursement[2,3]		0.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.34

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.34% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Class	$35	$122	$218	$499”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government & Agency Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Resource
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Resource
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		0.20
Other Expenses[1]		0.06
Total Annual Fund Operating Expenses		0.36
Fee Waiver and/or Expense Reimbursement[2]		0.04
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.32

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

CM-STIT-PRO-4-SUP-1 040116	3

CM-STIT-PRO-4-SUP-1 040116

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Class	$33	$112	$198	$452”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government TaxAdvantage Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Resource
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Resource
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		0.20
Other Expenses[1]		0.16
Total Annual Fund Operating Expenses		0.56
Fee Waiver and/or Expense Reimbursement[2,3]		0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.34

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.34% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Class	$35	$157	$291	$680”

CM-STIT-PRO-4-SUP-1 040116	4

CM-STIT-PRO-4-SUP-1 040116

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Tax-Free Cash Resource Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Resource
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Resource
Management Fees[1]		0.20%
Distribution and/or Service (12b-1) Fees		0.20
Other Expenses[2]		0.10
Total Annual Fund Operating Expenses		0.50
Fee Waiver and/or Expense Reimbursement[3,4]		0.14
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.36

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.36% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Resource Class	$37	$146	$266	$615”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

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CM-STIT-PRO-4-SUP-1 040116

•	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio- Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.38%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.62%	9.43%	14.47%	19.73%	25.24%	31.00%	37.03%	43.33%	49.92%	56.82%
End of Year Balance	$10,462.00	$10,943.25	$11,446.64	$11,973.19	$12,523.95	$13,100.06	$13,702.66	$14,332.98	$14,992.30	$15,681.94
Estimated Annual Expenses	$38.88	$42.81	$44.78	$46.84	$48.99	$51.25	$53.61	$56.07	$58.65	$61.35

STIC Prime Portfolio – Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.34%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.66%	9.45%	14.47%	19.71%	25.19%	30.93%	36.92%	43.19%	49.75%	56.61%
End of Year Balance	$10,466.00	$10,945.34	$11,446.64	$11,970.90	$12,519.16	$13,092.54	$13,692.18	$14,319.28	$14,975.10	$15,660.96
Estimated Annual Expenses	$34.79	$44.96	$47.02	$49.18	$51.43	$53.78	$56.25	$58.82	$61.52	$64.34

Treasury Portfolio – Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.34%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.66%	9.47%	14.51%	19.78%	25.29%	31.05%	37.08%	43.38%	49.98%	56.88%
End of Year Balance	$10,466.00	$10,947.44	$11,451.02	$11,977.76	$12,528.74	$13,105.06	$13,707.90	$14,338.46	$14,998.03	$15,687.94
Estimated Annual Expenses	$34.79	$42.83	$44.80	$46.86	$49.01	$51.27	$53.63	$56.09	$58.67	$61.37

Government & Agency Portfolio- Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.32%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.68%	9.54%	14.62%	19.94%	25.50%	31.33%	37.42%	43.80%	50.47%	57.45%
End of Year Balance	$10,468.00	$10,953.72	$11,461.97	$11,993.80	$12,550.32	$13,132.65	$13,742.00	$14,379.63	$15,046.85	$15,745.02
Estimated Annual Expenses	$32.75	$38.56	$40.35	$42.22	$44.18	$46.23	$48.37	$50.62	$52.97	$55.43

Government TaxAdvantage – Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.34%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%

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CM-STIT-PRO-4-SUP-1 040116

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.66%	9.31%	14.16%	19.23%	24.52%	30.05%	35.83%	41.86%	48.15%	54.73%
End of Year Balance	$10,466.00	$10,930.69	$11,416.01	$11,922.88	$12,452.26	$13,005.14	$13,582.57	$14,185.63	$14,815.48	$15,473.28
Estimated Annual Expenses	$34.79	$59.91	$62.57	$65.35	$68.25	$71.28	$74.45	$77.75	$81.20	$84.81

Tax-Free Cash Resource Portfolio – Resource Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.36%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.64%	9.35%	14.27%	19.41%	24.79%	30.40%	36.27%	42.40%	48.81%	55.50%
End of Year Balance	$10,464.00	$10,934.88	$11,426.95	$11,941.16	$12,478.51	$13,040.05	$13,626.85	$14,240.06	$14,880.86	$15,550.50
Estimated Annual Expenses	$36.84	$53.50	$55.90	$58.42	$61.05	$63.80	$66.67	$69.67	$72.80	$76.08

[1]	Your actual expenses may be higher or lower than those shown.”

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CM-STIT-PRO-5-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Private Investment Class shares of the Funds listed below:

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Liquid Assets Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Private Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Private Investment
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.50
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.70
Fee Waiver and/or Expense Reimbursement[2,3]		0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.48

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.48% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Private Investment Class	$49	$202	$368	$850”

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CM-STIT-PRO-5-SUP-1 040116

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – STIC Prime Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Private Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Private Investment
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.50
Other Expenses[1]		0.07
Total Annual Fund Operating Expenses		0.72
Fee Waiver and/or Expense Reimbursement[2,3]		0.24
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.48

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.48% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Private Investment Class	$49	$206	$377	$872”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Treasury Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Private Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

CM-STIT-PRO-5-SUP-1 040116	2

CM-STIT-PRO-5-SUP-1 040116

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Private Investment
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.50
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.70
Fee Waiver and/or Expense Reimbursement[2,3]		0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.48

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.48% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Private Investment Class	$49	$202	$368	$850”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government & Agency Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Private Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Private Investment
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		0.50
Other Expenses[1]		0.06

CM-STIT-PRO-5-SUP-1 040116	3

CM-STIT-PRO-5-SUP-1 040116

Total Annual Fund Operating Expenses	0.66
Fee Waiver and/or Expense Reimbursement[2]	0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.46

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Private Investment Class	$47	$191	$348	$804”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government TaxAdvantage Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Private Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Private Investment
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		0.50
Other Expenses[1]		0.16
Total Annual Fund Operating Expenses		0.86
Fee Waiver and/or Expense Reimbursement[2,3]		0.43
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.43

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.25% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.43% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

CM-STIT-PRO-5-SUP-1 040116	4

CM-STIT-PRO-5-SUP-1 040116

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Private Investment Class	$44	$231	$435	$1,021”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Tax-Free Cash Reserve Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Private Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Private Investment
Management Fees[1]		0.20%
Distribution and/or Service (12b-1) Fees		0.50
Other Expenses[2]		0.10
Total Annual Fund Operating Expenses		0.80
Fee Waiver and/or Expense Reimbursement[3,4]		0.35
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.45

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.25% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.45% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Private Investment Class	$46	$220	$410	$957”

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CM-STIT-PRO-5-SUP-1 040116

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio- Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.48%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.52%	9.01%	13.70%	18.59%	23.69%	29.01%	34.56%	40.34%	46.38%	52.67%
End of Year Balance	$10,452.00	$10,901.44	$11,370.20	$11,859.12	$12,369.06	$12,900.93	$13,455.67	$14,034.26	$14,637.73	$15,267.16
Estimated Annual Expenses	$49.08	$74.74	$77.95	$81.30	$84.80	$88.44	$92.25	$96.21	$100.35	$104.67

STIC Prime Portfolio – Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.48%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.52%	8.99%	13.66%	18.52%	23.60%	28.89%	34.40%	40.15%	46.15%	52.41%
End of Year Balance	$10,452.00	$10,899.35	$11,365.84	$11,852.30	$12,359.57	$12,888.56	$13,440.19	$14,015.43	$14,615.29	$15,240.83
Estimated Annual Expenses	$49.08	$76.86	$80.15	$83.59	$87.16	$90.89	$94.78	$98.84	$103.07	$107.48

Treasury Portfolio – Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.48%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.52%	9.01%	13.70%	18.59%	23.69%	29.01%	34.56%	40.34%	46.38%	52.67%
End of Year Balance	$10,452.00	$10,901.44	$11,370.20	$11,859.12	$12,369.06	$12,900.93	$13,455.67	$14,034.26	$14,637.73	$15,267.16
Estimated Annual Expenses	$49.08	$74.74	$77.95	$81.30	$84.80	$88.44	$92.25	$96.21	$100.35	$104.67

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CM-STIT-PRO-5-SUP-1 040116

Government & Agency Portfolio- Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.46%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.54%	9.08%	13.81%	18.75%	23.90%	29.28%	34.89%	40.75%	46.86%	53.23%
End of Year Balance	$10,454.00	$10,907.70	$11,381.10	$11,875.04	$12,390.41	$12,928.16	$13,489.24	$14,074.67	$14,685.51	$15,322.87
Estimated Annual Expenses	$47.04	$70.49	$73.55	$76.75	$80.08	$83.55	$87.18	$90.96	$94.91	$99.03

Government TaxAdvantage – Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.43%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.57%	8.90%	13.41%	18.10%	22.99%	28.08%	33.39%	38.91%	44.66%	50.65%
End of Year Balance	$10,457.00	$10,889.92	$11,340.76	$11,810.27	$12,299.22	$12,808.40	$13,338.67	$13,890.89	$14,465.97	$15,064.87
Estimated Annual Expenses	$43.98	$91.79	$95.59	$99.55	$103.67	$107.96	$112.43	$117.09	$121.93	$126.98

Tax-Free Cash Reserve Portfolio – Private Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.45%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.55%	8.94%	13.52%	18.28%	23.25%	28.43%	33.82%	39.44%	45.30%	51.40%
End of Year Balance	$10,455.00	$10,894.11	$11,351.66	$11,828.43	$12,325.23	$12,842.89	$13,382.29	$13,944.34	$14,530.01	$15,140.27
Estimated Annual Expenses	$46.02	$85.40	$88.98	$92.72	$96.61	$100.67	$104.90	$109.31	$113.90	$118.68

[1]	Your actual expenses may be higher or lower than those shown.”

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CM-STIT-PRO-6-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Personal Investment Class shares of the Funds listed below:

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Liquid Assets Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Personal Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Personal Investment
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.75
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.95
Fee Waiver and/or Expense Reimbursement[2,3]		0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.73

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.73% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Personal Investment Class	$75	$281	$504	$1,146”

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CM-STIT-PRO-6-SUP-1 040116

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – STIC Prime Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Personal Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Personal Investment
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.75
Other Expenses[1]		0.07
Total Annual Fund Operating Expenses		0.97
Fee Waiver and/or Expense Reimbursement[2,3]		0.24
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.73

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.73% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Personal Investment Class	$75	$285	$513	$1,168”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Treasury Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Personal Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

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CM-STIT-PRO-6-SUP-1 040116

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Personal Investment
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		0.75
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		0.95
Fee Waiver and/or Expense Reimbursement[2,3]		0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.73

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.73% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Personal Investment Class	$75	$281	$504	$1,146”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government & Agency Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Personal Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Personal Investment
Management Fees		0.10%

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CM-STIT-PRO-6-SUP-1 040116

Distribution and/or Service (12b-1) Fees	0.75
Other Expenses[1]	0.06
Total Annual Fund Operating Expenses	0.91
Fee Waiver and/or Expense Reimbursement[2]	0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Personal Investment Class	$73	$270	$484	$1,101”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government TaxAdvantage Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Personal Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Personal Investment
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		0.75
Other Expenses[1]		0.16
Total Annual Fund Operating Expenses		1.11
Fee Waiver and/or Expense Reimbursement[2,3]		0.38
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.73

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.73% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

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CM-STIT-PRO-6-SUP-1 040116

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Personal Investment Class	$75	$315	$575	$1,318”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Tax-Free Cash Reserve Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Personal Investment
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Personal Investment
Management Fees[1]		0.20%
Distribution and/or Service (12b-1) Fees		0.75
Other Expenses[2]		0.10
Total Annual Fund Operating Expenses		1.05
Fee Waiver and/or Expense Reimbursement[3,4]		0.30
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.75% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CM-STIT-PRO-6-SUP-1 040116	5

CM-STIT-PRO-6-SUP-1 040116

	1 Year	3 Years	5 Years	10 Years
Personal Investment Class	$77	$304	$550	$1,255”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio- Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.49%	12.89%	17.46%	22.22%	27.17%	32.32%	37.67%	43.25%	49.05%
End of Year Balance	$10,427.00	$10,849.29	$11,288.69	$11,745.88	$12,221.59	$12,716.56	$13,231.59	$13,767.46	$14,325.05	$14,905.21
Estimated Annual Expenses	$74.56	$101.06	$105.16	$109.41	$113.85	$118.46	$123.25	$128.25	$133.44	$138.84

STIC Prime Portfolio – Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.47%	12.84%	17.39%	22.12%	27.04%	32.16%	37.49%	43.03%	48.79%
End of Year Balance	$10,427.00	$10,847.21	$11,284.35	$11,739.11	$12,212.20	$12,704.35	$13,216.33	$13,748.95	$14,303.03	$14,879.45
Estimated Annual Expenses	$74.56	$103.18	$107.34	$111.66	$116.16	$120.85	$125.72	$130.78	$136.05	$141.54

Treasury Portfolio – Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.49%	12.89%	17.46%	22.22%	27.17%	32.32%	37.67%	43.25%	49.05%
End of Year Balance	$10,427.00	$10,849.29	$11,288.69	$11,745.88	$12,221.59	$12,716.56	$13,231.59	$13,767.46	$14,325.05	$14,905.21
Estimated Annual Expenses	$74.56	$101.06	$105.16	$109.41	$113.85	$118.46	$123.25	$128.25	$133.44	$138.84

CM-STIT-PRO-6-SUP-1 040116	6

CM-STIT-PRO-6-SUP-1 040116

Government & Agency Portfolio- Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.71%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.29%	8.56%	13.00%	17.62%	22.43%	27.43%	32.65%	38.07%	43.72%	49.60%
End of Year Balance	$10,429.00	$10,855.55	$11,299.54	$11,761.69	$12,242.74	$12,743.47	$13,264.68	$13,807.20	$14,371.92	$14,959.73
Estimated Annual Expenses	$72.52	$96.84	$100.81	$104.93	$109.22	$113.69	$118.34	$123.18	$128.22	$133.46

Government TaxAdvantage – Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.33%	12.54%	16.92%	21.47%	26.19%	31.10%	36.20%	41.50%	47.00%
End of Year Balance	$10,427.00	$10,832.61	$11,254.00	$11,691.78	$12,146.59	$12,619.09	$13,109.97	$13,619.95	$14,149.77	$14,700.19
Estimated Annual Expenses	$74.56	$117.99	$122.58	$127.35	$132.30	$137.45	$142.80	$148.35	$154.12	$160.12

Tax-Free Cash Reserve Portfolio – Personal Investment Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.75%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.25%	8.37%	12.65%	17.10%	21.72%	26.53%	31.53%	36.72%	42.13%	47.74%
End of Year Balance	$10,425.00	$10,836.79	$11,264.84	$11,709.80	$12,172.34	$12,653.15	$13,152.95	$13,672.49	$14,212.55	$14,773.95
Estimated Annual Expenses	$76.59	$111.62	$116.03	$120.62	$125.38	$130.33	$135.48	$140.83	$146.40	$152.18

[1]	Your actual expenses may be higher or lower than those shown.”

CM-STIT-PRO-6-SUP-1 040116	7

CM-STIT-PRO-7-SUP-1 040116

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Reserve Class shares of the Funds listed below:

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Liquid Assets Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Reserve
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Reserve
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		1.00
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		1.20
Fee Waiver and/or Expense Reimbursement[2,3]		0.15
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.05% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Reserve Class	$107	$366	$645	$1,441”

CM-STIT-PRO-7-SUP-1 040116	1

CM-STIT-PRO-7-SUP-1 040116

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – STIC Prime Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Reserve
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Reserve
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		1.00
Other Expenses[1]		0.07
Total Annual Fund Operating Expenses		1.22
Fee Waiver and/or Expense Reimbursement[2,3]		0.17
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.05% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Reserve Class	$107	$370	$654	$1,462”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Treasury Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Reserve
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CM-STIT-PRO-7-SUP-1 040116	2

CM-STIT-PRO-7-SUP-1 040116

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Reserve
Management Fees		0.15%
Distribution and/or Service (12b-1) Fees		1.00
Other Expenses[1]		0.05
Total Annual Fund Operating Expenses		1.20
Fee Waiver and/or Expense Reimbursement[2,3]		0.15
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.05% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Reserve Class	$107	$366	$645	$1,441”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government & Agency Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Reserve
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Reserve
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		1.00
Other Expenses[1]		0.06
Total Annual Fund Operating Expenses		1.16
Fee Waiver and/or Expense Reimbursement[2]		0.13
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03

[1]	“Other Expenses” have been restated to reflect current fees.

CM-STIT-PRO-7-SUP-1 040116	3

CM-STIT-PRO-7-SUP-1 040116

[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Reserve Class	$105	$356	$626	$1,397”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Government TaxAdvantage Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Reserve
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Reserve
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		1.00
Other Expenses[1]		0.16
Total Annual Fund Operating Expenses		1.36
Fee Waiver and/or Expense Reimbursement[2,3]		0.31
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.05% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CM-STIT-PRO-7-SUP-1 040116	4

CM-STIT-PRO-7-SUP-1 040116

	1 Year	3 Years	5 Years	10 Years
Reserve Class	$107	$400	$715	$1,608”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Tax-Free Cash Reserve Portfolio - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Reserve
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Reserve
Management Fees[1]		0.20%
Distribution and/or Service (12b-1) Fees		1.00
Other Expenses[2]		0.10
Total Annual Fund Operating Expenses		1.30
Fee Waiver and/or Expense Reimbursement[3,4]		0.23
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.07

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.07% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Reserve Class	$109	$389	$691	$1,548”

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund

CM-STIT-PRO-7-SUP-1 040116	5

CM-STIT-PRO-7-SUP-1 040116

shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Each Portfolio’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio- Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	7.90%	12.00%	16.26%	20.67%	25.26%	30.02%	34.96%	40.09%	45.41%
End of Year Balance	$10,395.00	$10,790.01	$11,200.03	$11,625.63	$12,067.41	$12,525.97	$13,001.95	$13,496.03	$14,008.88	$14,541.21
Estimated Annual Expenses	$107.07	$127.11	$131.94	$136.95	$142.16	$147.56	$153.17	$158.99	$165.03	$171.30

STIC Prime Portfolio – Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	7.88%	11.96%	16.19%	20.58%	25.14%	29.87%	34.78%	39.87%	45.16%
End of Year Balance	$10,395.00	$10,787.93	$11,195.71	$11,618.91	$12,058.11	$12,513.90	$12,986.93	$13,477.84	$13,987.30	$14,516.02
Estimated Annual Expenses	$107.07	$129.22	$134.10	$139.17	$144.43	$149.89	$155.56	$161.44	$167.54	$173.87

Treasury Portfolio – Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	7.90%	12.00%	16.26%	20.67%	25.26%	30.02%	34.96%	40.09%	45.41%
End of Year Balance	$10,395.00	$10,790.01	$11,200.03	$11,625.63	$12,067.41	$12,525.97	$13,001.95	$13,496.03	$14,008.88	$14,541.21
Estimated Annual Expenses	$107.07	$127.11	$131.94	$136.95	$142.16	$147.56	$153.17	$158.99	$165.03	$171.30

Government & Agency Portfolio- Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.03%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	7.96%	12.11%	16.41%	20.88%	25.53%	30.35%	35.35%	40.55%	45.95%
End of Year Balance	$10,397.00	$10,796.24	$11,210.82	$11,641.32	$12,088.34	$12,552.54	$13,034.55	$13,535.08	$14,054.83	$14,594.53
Estimated Annual Expenses	$105.04	$122.92	$127.64	$132.54	$137.63	$142.92	$148.41	$154.10	$160.02	$166.17

CM-STIT-PRO-7-SUP-1 040116	6

CM-STIT-PRO-7-SUP-1 040116

Government TaxAdvantage – Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	7.73%	11.66%	15.72%	19.93%	24.30%	28.82%	33.51%	38.37%	43.41%
End of Year Balance	$10,395.00	$10,773.38	$11,165.53	$11,571.95	$11,993.17	$12,429.72	$12,882.17	$13,351.08	$13,837.06	$14,340.73
Estimated Annual Expenses	$107.07	$143.94	$149.18	$154.61	$160.24	$166.08	$172.12	$178.39	$184.88	$191.61

Tax-Free Cash Reserve Portfolio – Reserve Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.07%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.93%	7.78%	11.76%	15.90%	20.19%	24.63%	29.24%	34.03%	38.99%	44.13%
End of Year Balance	$10,393.00	$10,777.54	$11,176.31	$11,589.83	$12,018.66	$12,463.35	$12,924.49	$13,402.70	$13,898.60	$14,412.85
Estimated Annual Expenses	$109.10	$137.61	$142.70	$147.98	$153.46	$159.13	$165.02	$171.13	$177.46	$184.02

[1]	Your actual expenses may be higher or lower than those shown.”

CM-STIT-PRO-7-SUP-1 040116	7

CM-STIT-SUP-3 040116

Statement of Additional Information Supplement dated April 1, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds listed below:

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Tax-Free Cash Reserve Portfolio

Effective June 1, 2016, the following information replaces in its entirety the sixth paragraph and corresponding chart appearing under the heading, “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information:

“Pursuant to the Master Investment Advisory Agreement with the Trust, Invesco receives a monthly fee from the Funds calculated at the following annual rates, based on the average daily net assets of the Funds during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Net Assets	Annual Rate
Liquid Assets Portfolio	All Assets	0.15%
STIC Prime Portfolio	All Assets	0.15%
Treasury Portfolio	All Assets	0.15%
Government & Agency Portfolio	All Assets	0.10%
Government TaxAdvantage Portfolio	First $250 million	0.20%
	Over $250 million to $500 million	0.15%
	Amount over $500 million	0.10%
Tax-Free Cash Reserve Portfolio	All Assets	0.20%”

Effective June 1, 2016, the following information replaces in its entirety the eighth paragraph and corresponding chart appearing under the heading, “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information:

“Invesco also has contractually agreed through at least December 31, 2016, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expense (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Government & Agency Portfolio
Cash Management Class	0.26%[1]
Corporate Class	0.21%
Institutional Class	0.18%
Personal Investment Class	0.73%[1]
Private Investment Class	0.48%[1]
Reserve Class	1.05%[1]
Resource Class	0.34%[1]

Government TaxAdvantage Portfolio
Cash Management Class	0.26%[1]
Corporate Class	0.21%
Institutional Class	0.18%
Personal Investment Class	0.73%[1]
Private Investment Class	0.43%[1]
Reserve Class	1.05%[1]
Resource Class	0.34%[1]

CM-STIT-SUP-3 040116

CM-STIT-SUP-3 040116

Fund	Expense Limitation
Liquid Assets Portfolio
Cash Management Class	0.26%[1]
Corporate Class	0.21%
Institutional Class	0.18%
Personal Investment Class	0.73%[1]
Private Investment Class	0.48%[1]
Reserve Class	1.05%[1]
Resource Class	0.38%

STIC Prime Portfolio
Cash Management Class	0.26%[1]
Corporate Class	0.21%
Institutional Class	0.18%
Personal Investment Class	0.73%[1]
Private Investment Class	0.48%[1]
Reserve Class	1.05%[1]
Resource Class	0.34%[1]

Tax-Free Cash Reserve Portfolio[2]
Cash Management Class	0.28%[1]
Corporate Class	0.23%
Institutional Class	0.20%
Personal Investment Class	0.75%[1]
Private Investment Class	0.45%[1]
Reserve Class	1.07%[1]
Resource Class	0.36%[1]

Treasury Portfolio
Cash Management Class	0.26%[1]
Corporate Class	0.21%
Institutional Class	0.18%
Personal Investment Class	0.73%[1]
Private Investment Class	0.48%[1]
Reserve Class	1.05%[1]
Resource Class	0.34%[1]

[1]	The expense limit shown is the expense limit after 12b-1 fee waivers.
[2]	The expense limitation also excludes trustees’ fees and federal registration expenses.”

CM-STIT-SUP-3 040116